FAIR VALUE DISCLOSURES (DETAILS 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 713	$ 2,026
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3		3
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Percentage		0.40%
Public Fixed Maturities [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	556	1,557
Percentage Of Available For Sale Fixed Maturity Assets Measured At Fair Value On Recurring Basis	20.60%	40.90%
Private Fixed Maturities [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	157	469
Percentage Of Available For Sale Fixed Maturity Assets Measured At Fair Value On Recurring Basis	5.80%	12.30%
Fair Value Inputs Level 1 [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	8	37
Percentage of Assets Measured at Fair Value on Recurring Basis	72.80%	47.40%
Fair Value Inputs Level 2 [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	672	1,913
Percentage of Assets Measured at Fair Value on Recurring Basis	26.00%	50.60%
Mortgage- and Asset-backed Securities		20
Fair Value Inputs Level 3 [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	33	76
Percentage of Assets Measured at Fair Value on Recurring Basis	1.20%	2.00%
Mortgage- and Asset-backed Securities	24	41
Fair Value Disclosures Broker Priced		$ 9